Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1]	$ 11,065	$ 9,693	$ 11,123
Interest-bearing deposits with financial institutions		54,830	76,630
Total	[2]	$ 65,895	$ 86,323

[1]	Represents cash and non-interest bearing deposits with financial institutions (refer to Note 6).
[2]	Net of allowances of $4 (2021 – $1).